UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Offshore Management, LLC

Address:   44 Wall Street, Suite 1603
           New York, NY  10005


Form 13F File Number: 028-13505


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $       24,164
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2.    028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.

(2) Number of shares provided in
Column 5 refers, in the case of options, to the number of shares underlying the options.

(3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AGNICO EAGLE MINES LTD COM       COM            008474108        2    25,000     CALL DEFINED    1,2         0    25,000    0
AMAG PHARMACEUTICALS INC COM     COM            00163U106       48    65,600     CALL DEFINED    1,2         0    65,600    0
AMAZON COM INC COM               COM            023135106      429     3,191 SH       DEFINED    1,2         0     3,191    0
AMAZON COM INC COM               COM            023135106        6    30,000     PUT  DEFINED    1,2         0    30,000    0
AMERICAN INTL GROUP INC COM NEW  COM            026874784    4,128   137,686 SH       DEFINED    1,2         0   137,686    0
AMERICAN INTL GROUP INC COM NEW  COM            026874784       93   107,800     CALL DEFINED    1,2         0   107,800    0
AMERICAN INTL GROUP INC COM NEW  COM            026874784    3,187   210,400     PUT  DEFINED    1,2         0   210,400    0
AMYLIN PHARMACEUTICALS INC COM   COM            032346108      123    61,300     CALL DEFINED    1,2         0    61,300    0
BIOMIMETIC THERAPEUTICS INC COM  COM            09064X101      890    74,600 SH       DEFINED    1,2         0    74,600    0
BIOMIMETIC THERAPEUTICS INC COM  COM            09064X101      386    75,000     PUT  DEFINED    1,2         0    75,000    0
BOISE INC COM                    COM            09746Y105      282   455,000     CALL DEFINED    1,2         0   455,000    0
CON-WAY INC COM                  COM            205944101       79    66,600     CALL DEFINED    1,2         0    66,600    0
CON-WAY INC COM                  COM            205944101      137    33,300     PUT  DEFINED    1,2         0    33,300    0
E TRADE FINANCIAL CORP COM       COM            269246104      276   156,723 SH       DEFINED    1,2         0   156,723    0
E TRADE FINANCIAL CORP COM       COM            269246104       73 1,146,100     CALL DEFINED    1,2         0 1,146,100    0
E TRADE FINANCIAL CORP COM       COM            269246104        2   434,000     PUT  DEFINED    1,2         0   434,000    0
ELAN PLC                         ADR            284131208      161   178,500     CALL DEFINED    1,2         0   178,500    0
ENSCO INTL INC COM               COM            26874Q100    1,285    32,174 SH       DEFINED    1,2         0    32,174    0
ENSCO INTL INC COM               COM            26874Q100    1,124   406,800     PUT  DEFINED    1,2         0   406,800    0
FORD MTR CO DEL COM PAR $0.01    COM            345370860      198    94,600     CALL DEFINED    1,2         0    94,600    0
GENWORTH FINL INC COM CL A       COM            37247D106        3   111,400     PUT  DEFINED    1,2         0   111,400    0
GREEN MTN COFFEE ROASTERS IN COM COM            393122106      142    33,300     CALL DEFINED    1,2         0    33,300    0
HARTFORD FINL SVCS GROUP INC COM COM            416515104       30   139,600     CALL DEFINED    1,2         0   139,600    0
HUMAN GENOME SCIENCES INC COM    COM            444903108       48    52,500     CALL DEFINED    1,2         0    52,500    0
HUMAN GENOME SCIENCES INC COM    COM            444903108        3    52,500     PUT  DEFINED    1,2         0    52,500    0
ISHARES SILVER TRUST             ISHARES        46428Q109       10   650,000     CALL DEFINED    1,2         0   650,000    0
JPMORGAN CHASE & CO COM          COM            46625H100      206     4,936 SH       DEFINED    1,2         0     4,936    0
MCAFEE INC COM                   COM            579064106       63    49,800     CALL DEFINED    1,2         0    49,800    0
MEDIVATION INC COM               COM            58501N101    3,031   230,500     CALL DEFINED    1,2         0   230,500    0
MEDIVATION INC COM               COM            58501N101      448   274,900     PUT  DEFINED    1,2         0   274,900    0
MGM MIRAGE COM                   COM            552953101        6   148,600     CALL DEFINED    1,2         0   148,600    0
MGM MIRAGE COM                   COM            552953101        0       700     PUT  DEFINED    1,2         0       700    0
MICRON TECHNOLOGY INC COM        COM            595112103      279   286,000     CALL DEFINED    1,2         0   286,000    0
MOTOROLA INC COM                 COM            620076109        4    91,400     CALL DEFINED    1,2         0    91,400    0
PALM INC NEW COM                 COM            696643105        3   114,000     CALL DEFINED    1,2         0   114,000    0
PALM INC NEW COM                 COM            696643105        2    61,600     PUT  DEFINED    1,2         0    61,600    0
POTASH CORP SASK INC COM         COM            73755L107        7    35,000     CALL DEFINED    1,2         0    35,000    0
POTASH CORP SASK INC COM         COM            73755L107      554   153,700     PUT  DEFINED    1,2         0   153,700    0
PRICELINE COM INC COM NEW        COM            741503403       19    30,000     PUT  DEFINED    1,2         0    30,000    0
RAMBUS INC DEL COM               COM            750917106    2,521   506,900     CALL DEFINED    1,2         0   506,900    0
RAMBUS INC DEL COM               COM            750917106      270   350,800     PUT  DEFINED    1,2         0   350,800    0
RESEARCH IN MOTION LTD COM       COM            760975102      490     7,252 SH       DEFINED    1,2         0     7,252    0
RESEARCH IN MOTION LTD COM       COM            760975102       19     2,500     CALL DEFINED    1,2         0     2,500    0
SAVIENT PHARMACEUTICALS INC COM  COM            80517Q100      180    13,200 SH       DEFINED    1,2         0    13,200    0
SAVIENT PHARMACEUTICALS INC COM  COM            80517Q100      388   128,300     PUT  DEFINED    1,2         0   128,300    0
SLM CORP COM                     COM            78442P106       69   324,600     CALL DEFINED    1,2         0   324,600    0
SLM CORP COM                     COM            78442P106       40   303,600     PUT  DEFINED    1,2         0   303,600    0
SPDR TR                          UNIT SER 1     78462F103        9    30,000     PUT  DEFINED    1,2         0    30,000    0
SYNOVUS FINL CORP COM            COM            87161C105      686   334,805 SH       DEFINED    1,2         0   334,805    0
SYNOVUS FINL CORP COM            COM            87161C105        1     3,900     CALL DEFINED    1,2         0     3,900    0
SYNOVUS FINL CORP COM            COM            87161C105      190   345,700     PUT  DEFINED    1,2         0   345,700    0
TAKE-TWO INTERACTIVE SOFTWAR COM COM            874054109      811    80,672 SH       DEFINED    1,2         0    80,672    0
TAKE-TWO INTERACTIVE SOFTWAR COM COM            874054109        2    85,000     CALL DEFINED    1,2         0    85,000    0
TAKE-TWO INTERACTIVE SOFTWAR COM COM            874054109        6    29,500     PUT  DEFINED    1,2         0    29,500    0
TIBCO SOFTWARE INC COM           COM            88632Q103       22     2,310 SH       DEFINED    1,2         0     2,310    0
TIBCO SOFTWARE INC COM           COM            88632Q103      200   276,300     CALL DEFINED    1,2         0   276,300    0
VALERO ENERGY CORP NEW COM       COM            91913Y100        5   195,800     CALL DEFINED    1,2         0   195,800    0
YRC WORLDWIDE INC COM            COM            984249102        1     1,547 SH       DEFINED    1,2         0     1,547    0
YRC WORLDWIDE INC COM            COM            984249102       12   125,000     CALL DEFINED    1,2         0   125,000    0
YRC WORLDWIDE INC COM            COM            984249102      476   177,500     PUT  DEFINED    1,2         0   177,500    0


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